Submission	Jan. 10, 2025
Submission [Line Items]
Central Index Key	0000886744
Registrant Name	Geron Corporation
Form Type	S-8
Submission Type	S-8
Fee Exhibit Type	EX-FILING FEES
Securities 424I N/A	N/A